Consolidated Statements of Stockholders' Equity (Deficiency) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2018	3,450	11
Balance at Dec. 31, 2018	$ 1,971,333		$ 37,483,204	$ (40,476,884)	$ (1,022,347)
Sale of convertible preferred stock for cash and cancellation of note payable (in shares)	1,700
Sale of convertible preferred stock for cash and cancellation of note payable	$ 1,542,950		147,050		1,690,000
Conversion of preferred stock to common stock (in shares)	(2,664)	14,819
Conversion of preferred stock to common stock	$ (1,581,850)	$ 15	1,581,835
Issuance of common stock for services (in shares)		162			162
Issuance of common stock for services			24,000		$ 24,000
Stock option expense			104,420		104,420
Net loss				(2,370,629)	$ (2,370,629)
Stock Issued During Period, Shares, Warrants Exercised (in shares)
Balance (in shares) at Dec. 31, 2019	2,486	14,992
Balance at Dec. 31, 2019	$ 1,932,433	$ 15	39,340,509	(42,847,513)	$ (1,574,556)
Sale of convertible preferred stock for cash and cancellation of note payable (in shares)	300
Sale of convertible preferred stock for cash and cancellation of note payable	$ 300,000				300,000
Conversion of preferred stock to common stock (in shares)	(2,686)	716,790
Conversion of preferred stock to common stock	$ (2,156,338)	$ 717	2,155,621
Issuance of common stock for services (in shares)		26,581			26,581
Issuance of common stock for services		$ 27	94,373		$ 94,400
Stock option expense			18,730		18,730
Net loss				(2,958,068)	(2,958,068)
Warrants issued in bridge financing			457,833		$ 457,833
Stock Issued During Period, Shares, Warrants Exercised (in shares)		286,902			36,902
Issuance of common stock upon warrant exercise		$ 287	2,213		$ 2,500
Issuance of common stock upon debenture conversion (in shares)		177,626
Issuance of common stock upon debenture conversion		$ 177	569,340		569,517
Issuance of common stock upon cancellation of accrued compensation (in shares)		300,001
Issuance of common stock upon cancellation of accrued compensation		$ 300	1,499,700		1,500,000
Sale of common stock for cash (in shares)		2,310,000
Sale of common stock for cash		$ 2,310	11,156,186		11,158,496
Roundup of shares following reverse stock split (in shares)		1,203
Roundup of shares following reverse stock split		$ 1	(1)
Balance (in shares) at Dec. 31, 2020	100	3,834,095
Balance at Dec. 31, 2020	$ 76,095	$ 3,834	$ 55,294,504	$ (45,805,581)	$ 9,568,852